Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Share premium	Foreign currency translation reserve	Fair value adjustment available - for - sale financial assets	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2015	$ 796	$ 339,845	$ (32,875)	$ 102	$ (131,175)	$ 176,693
Net (loss) income for the year					(33,336)	(33,336)
Other comprehensive income (loss)			(4,896)	116		(4,780)
Total comprehensive (loss) income			(4,896)	116	(33,336)	(38,116)
Issuance of deferred shares	2					2
Exercise of warrants	2	110				112
Share-based payment costs					14,288	14,288
Tax benefit resulting from share-based payment costs					2,823	2,823
Transactions with owners	4	110			17,111	17,225
Equity at end of period at Dec. 31, 2016	800	339,955	(37,771)	218	(147,400)	155,802
Net (loss) income for the year					917,093	917,093
Other comprehensive income (loss)			129,673	(218)		129,455
Total comprehensive (loss) income			129,673	$ (218)	917,093	1,046,548
Shareholder distribution	(650)	(340,003)			(753,274)	(1,093,927)
Exercise of warrants	1	48				49
Distribution to equity award holders					(32,208)	(32,208)
Share-based payment costs					7,082	7,082
Tax benefit resulting from share-based payment costs					6,334	6,334
Transactions with owners	(649)	$ (339,955)			(772,066)	(1,112,670)
Equity at end of period at Dec. 31, 2017	151		91,902		(2,373)	89,680
Net (loss) income for the year					(8,722)	(8,722)
Other comprehensive income (loss)			(4,154)			(4,154)
Total comprehensive (loss) income			(4,154)		(8,722)	(12,876)
Exercise of warrants	1					1
Distribution to equity award holders					(761)	(761)
Share-based payment costs					6,170	6,170
Transactions with owners	1				5,409	5,410
Equity at end of period at Dec. 31, 2018	$ 152		$ 87,748		$ (5,686)	$ 82,214